Other Financial Assets	6 Months Ended
Jun. 30, 2022
Disclosure Of Other Financial Assets [Abstract]
Other Financial Assets

Note 10	Other Financial Assets
Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2021/12/31	2022/06/30
Non consolidated equity investments	3,133	3,133
Other investments	—	500
Loans	388	410
Deposits and guarantees	397	325
Liquidity contract	513	450
TOTAL	4,431	4,817

Financial assets - Current	As of
(in € thousands)	2021/12/31	2022/06/30
Non consolidated equity investments	—	—
Other investments	—	—
Loans	—	—
Deposits and guarantees	—	—
Liquidity contract	—	—
TOTAL	—	—

Financial assets - Non current	As of
(in € thousands)	2021/12/31	2022/06/30
Non consolidated equity investments	3,133	3,133
Other investments	—	500
Loans	388	410
Deposits and guarantees	397	325
Liquidity contract	513	450
TOTAL	4,431	4,817

Financial assets - Variations	As of	Increase	Decrease	As of
(in € thousands)	2021/12/31			2022/06/30
Non consolidated equity investments	3,133	—	—	3,133
Other investments	—	500	—	500
Loans	388	22	—	410
Deposits and guarantees	397	12	(84)	325
Liquidity contract	513	—	(63)	450
TOTAL	4,431	534	(148)	4,817
The total amount of financial assets of the Company was €4,817 at June 30, 2022 (€4,431 at December 31, 2021). This amount includes an amount of €3,133 (unchanged compared to the end of 2021) in held shares representing a 10% equity stake taken by the Company in Genoscience Pharma in December 2021 through the subscription of new ordinary shares.
Acquisition of shares in Genoscience Pharma

The investment in Genoscience Pharma was not made by GENFIT for trading purposes. Therefore, in accordance with IFRS 9, the Group has elected to classify the Genoscience Pharma shares as equity instruments accounted for at fair value through other comprehensive income (OCI).
The amount of €3,133 recognized in the balance sheet at December 31, 2021 corresponded to the subscription price agreed between the parties in December 2021, as representative of Genoscience Pharma’s value a few days before the annual closing, augmented of the transaction costs directly imputable to the acquisition.
At subsequent reporting dates, changes in the fair value of this equity instrument must be recognized in OCI. OCI cannot be reclassified in the income statement, even in the event of a disposal. Where applicable, only dividends relating to the investment in equity instruments will be recognized through profit or loss provided the conditions are met (IFRS 9.5.7.6 and.5.7.1A).
Given the characteristics of Genoscience Pharma – an unlisted biotechnology company whose activities are the research and development of candidate treatments – its value corresponds primarily to the value of its R&D programs, the design, implementation, interpretation and operation of which span several years. Moreover, Genoscience Pharma carries out periodic financing transactions through capital increases. Such transactions, when they involve significant amounts, provide a relevant indicator of the company’s fair value.
The milestones achieved in the first half of 2022 on the two main programs for cholangiocarcinoma and hepatocarcinoma are consistent with the objectives as they stood at the end of 2021. In addition, no significant financing transactions with external investors were carried out during the first half of 2022.
Therefore, as (i) progress in research and development programs over the first half of 2022 was consistent with forecasts and (ii) no significant financing transaction that may have provided an indication of a new fair value for the company was actually completed, it has been decided not to modify the value of the investment in GENFIT’s balance sheet as of June 30, 2022.
It should be noted that if the financing transactions planned by the company were to be carried out subsequently on the basis of a price per share significantly different from that paid by GENFIT, the fair value of the stake in Genoscience Pharma recorded on the Group’s balance sheet could be changed.
Investment in the CAPTECH SANTE FCPI

On May 24, 2022, GENFIT undertook to subscribe for 50 units of the CAPTECH SANTE Professional Equity Fund (Fonds Professionnel de Capital Investissement – FPCI) in the amount of €500. GENFIT’s subscription amount must be paid up on successive calls from the fund management company. On June 25, 2022, the management company made an initial call for funds from GENFIT in an amount equal to 35% of the subscription amount, i.e. €175, with a deadline of July 5, 2022 for the release of the funds.
GENFIT’s investment in CAPTECH SANTE constitutes a debt instrument that does not meet the SPPI (solely payments of principal and interest) criterion. It is therefore classified as a financial asset recognized at fair value through profit or loss.
This investment is also consistent with a regular way purchase of a financial asset (IFRS 9.3.1.2). In application of this section, GENFIT has opted to use the trade date as date of initial recognition. An amount of €500 was therefore recognized in the Group’s balance sheet on May 24, 2022.
Liquidity Contract
The liquidity contract consists of a share buyback program contracted to an investment service provider in order to facilitate the listing of the Group's shares As of June 30, 2022, the liquidity account had a cash balance of €450. In addition, at June 30, 2022, CMC-CIC Market Solutions holds on behalf of Genfit 160,021 shares, recorded as a deduction from equity in the amount of €63